Vessels and Equipment (Notes)	6 Months Ended
Jun. 30, 2014
Vessels and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10.     VESSELS AND EQUIPMENT

Movement in vessels and equipment for the six months ended June 30, 2014 included the delivery of the newbuild FSRU, the Golar Igloo, in February 2014 and the newbuild LNG carrier, the Golar Crystal, in May 2014 at a total cost of $462.3 million. The Golar Igloo was sold to Golar Partners in March 2014.